[GRAPHIC OMITTED][GRAPHIC OMITTED]

                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

                                                                    610-503-5693
                                                      Natalie_S_Bej@vanguard.com


VIA EDGAR

September 24, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Vanguard Montgomery Funds (the "Trust")
         File Number 333-145626

Commissioners:

Enclosed for filing under the Securities Act of 1933, as amended (the "Securities Act"), is Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-14 ("Amendment No. 2"). The purpose of Amendment No. 2 is to respond to comments provided by Commission staff to Pre-Effective Amendment No. 1 filed on September 20, 2007. The Trust hereby requests that the Commission declare Amendment No. 2 effective on September 24, 2007 or as soon thereafter as possible.

No filing fee is payable herewith because the Trust is registering an indefinite amount of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Moreover, a fee in connection with the preliminary proxy statement filed as part of the Registration Statement is not required pursuant to Rule 14a-6(j) under the Securities Exchange Act of 1934.

The Trust and its distributor, Vanguard Marketing Corporation, have by separate letter requested, pursuant to Rule 461(a) under the Securities Act, that Amendment No. 2 be accelerated to an effective date of September 24, 2007. The request for acceleration is attached to this letter as Appendix A.

We hope the staff finds the revisions in Amendment No. 2 responsive to the staff's comments on the initial filing of the Registration Statement. Please contact me at (610) 503 5693 with any questions.

Sincerely,


Natalie S. Bej
Senior Counsel

Enclosures
cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission

                                   APPENDIX A

                           461(a) Acceleration Request

September 24, 2007



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549



RE: Vanguard Montgomery Funds--461(a) Request for Acceleration of Effectiveness
        File Number 333-145626



Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Montgomery Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of Pre-Effective Amendment No. 2 of the Trust's registration statement on Form N-14 be accelerated to Monday, September 24, 2007. Pre-Effective Amendment No. 2 addresses comments of the Commission's staff regarding Pre-Effective Amendment No. 1 to Form N-14, and has been filed today, September 24, 2007.


Sincerely,


VANGUARD MONTGOMERY FUNDS



----------------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President


VANGUARD MARKETING CORPORATION, Distributor



----------------------------------
Name: Michael Kimmel
Title: Secretary


cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission